As filed with the Securities and Exchange Commission on July 26, 2013

1933 Act File No. 333-28697
1940 Act File No. 811-08243

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	135	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	136	[	X	]

(Check appropriate box or boxes.)

Direxion Funds

1301 Avenue of the Americas (6th Avenue), 35th Floor
New York, New York 10019
(Exact name of Registrant as Specified in Charter)
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill
1301 Avenue of the Americas (6th Avenue), 35th Floor
New York, New York 10019
(Name and Address of Agent for Service)

Copy to:
Adam R. Henkel	Eric S. Purple
U.S. Bancorp Fund Services, LLC	K&L Gates LLP
615 East Michigan	1601 K Street, NW
Milwaukee, WI 53202	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On July 31, 2013 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	On (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 132 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on May 30, 2013, and pursuant to Rule 485(a)(1) would become effective on July 29, 2013.

This Post-Effective Amendment No. 135 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 31, 2013 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 135 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940 Act, as amended, the Registrant certifies that this Post-Effective Amendment No. 135 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 135 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on July 26, 2013.

DIREXION FUNDS

By:  /s/ Daniel D. O’Neill
 Daniel D. O’Neill
 President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 135 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lawrence C. Rafferty*	Chairman of the Board	July 26, 2013
Lawrence C. Rafferty

/s/ Gerald E. Shanley III*	Trustee	July 26, 2013
Gerald E. Shanley III

/s/ John Weisser*	Trustee	July 26, 2013
John Weisser

/s/ Patrick J. Rudnick	Principal Financial	July 26, 2013
Patrick J. Rudnick	Officer and Treasurer

/s/ Daniel D. O’Neill	President and Principal	July 26, 2013
Daniel D. O’Neill	Executive Officer

*By: /s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer, Treasurer and Attorney-In Fact